SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY)	SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY)
The parent company financial statements for Waldencast Plc should be read in conjunction with the Company’s Consolidated Financial Statements and the accompanying notes thereto. For purposes of this condensed financial information, the Company’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of its subsidiaries’ net assets (similar to presenting them on the equity method). Waldencast plc has no material operations of its own and conducts substantially all of its activities through its wholly owned subsidiaries. Waldencast plc has no significant assets or liabilities other than derivative warrant liabilities and cash, most expenditures paid by Waldencast plc are allocated to its subsidiaries. Waldencast Finco Limited, a wholly-owned indirect subsidiary of Waldencast plc, is the borrower under the 2022 Credit Agreement. The terms and conditions of the 2022 Credit Agreement (see Note 7 for definition) limit the ability of Waldencast plc’s wholly owned subsidiaries to make certain distributions or dividends, subject to a number of enumerated exceptions. Due to the aforementioned restrictions, substantially all of the Successor period net assets of Waldencast Plc’s subsidiaries are restricted. Since the restricted net assets of consolidated subsidiaries exceed 25% of the consolidated net assets of the Company and its subsidiaries, the accompanying condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X. This information should be read in conjunction with the accompanying Consolidated Financial Statements.
The following condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, Waldencast plc’s investment in its subsidiaries is presented under the equity method of accounting.

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED BALANCE SHEET
(In thousands of U.S. dollars, except share and per share data)
	As of December 31, 2023	As of December 31, 2022
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$419	$3,215
Intercompany receivable	51,964	—
Total current assets	52,383	3,215
Investment in subsidiary	745,537	823,936
TOTAL ASSETS	$797,920	$827,151

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES:
Intercompany payables	—	8,942
Derivative warrant liabilities	28,647	18,311
TOTAL LIABILITIES	28,647	27,253

SHAREHOLDERS’ EQUITY:
Successor Class A ordinary shares, $0.0001 par value, 1,000,000,000 shares authorized; and 101,228,857 and 86,460,560 outstanding as of December 31, 2023 and December 31, 2022, respectively	9	8
Successor Class B ordinary shares, $0.0001 par value, 1,000,000,000 shares authorized; and 20,847,553 and 21,104,225 outstanding as of December 31, 2023 and December 31, 2022, respectively	2	2
Additional paid-in capital	871,527	796,038
Accumulated deficit	(246,761)	(156,780)
Accumulated other comprehensive loss	(151)	(29)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	624,626	639,239
Noncontrolling Interest	144,647	160,659
TOTAL SHAREHOLDERS’ EQUITY	769,273	799,898
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$797,920	$827,151

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED STATEMENT OF OPERATIONS
(In thousands of U.S. dollars, except share and per share data)
	Year ended December 31, 2023	For the period from July 28 to December 31, 2022
Net revenue	$—	$—
Selling, general and administrative	1,259	—
Total operating loss	(1,259)	—
Other expense (income):
Interest expense, net	(14)	19
Change in fair value of derivative warrant liabilities	10,337	6,793
(Loss) income before income taxes	(11,582)	6,812
Income tax benefit	—	—
(Loss) income before equity in undistributed earnings of subsidiaries	(11,582)	6,812
Equity in undistributed earnings of subsidiaries	(78,399)	(102,379)
Net loss	(89,981)	(95,567)
Other comprehensive loss — foreign currency translation adjustments, net of tax	(122)	(29)
Comprehensive loss	$(90,103)	$(95,596)

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED STATEMENT OF CASH FLOW
(In thousands of U.S. dollars)
	Year ended December 31, 2023	Period from July 28 to December 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(89,981)	$(95,567)
Adjustments to reconcile net loss to net cash
Cash (used in) provided by operating activities:
Equity in income of subsidiaries	78,399	102,379
Change in fair value of derivative warrant liabilities	10,337	(6,793)
Net cash (used in) provided by operating activities	(1,245)	19
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from trust	—	6,400
Net cash provided by investing activities	—	6,400
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE investments	70,000	—
Payment of PIPE transaction costs	(1,069)	—
Tax withholding	(1,204)	—
Transfers from subsidiaries	30,575	6,000
Transfers to subsidiaries	(66,250)	(300)
Expenses paid on behalf of subsidiaries	(33,603)	(8,982)
Net cash used in financing activities	(1,551)	(3,282)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(2,796)	3,137
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Beginning of period	3,215	78
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of period	$419	$3,215